Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 730,607	$ 815,308
Provision for loan losses	602,563	408,941
Charge-offs	(485,148)	(630,472)
Balance at end of period	640,555	730,607
Covered Under Loss Sharing Agreements With F D I C [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at end of period	102,092	108,906
Nonperforming Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	95,407	83,477
Provision for loan losses	58,858	59,052
Charge-offs	(60,350)	(47,122)
Balance at end of period	$ 93,915	$ 95,407